OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Finite-Lived Intangible Assets, Net [Abstract]
Schedule Of Other Intangible Assets
a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2014	2015

Original amounts:

Customer relationships	$9,845	$10,853
Technology	6,871	6,717
Patent	1,234	1,230

	17,950	18,800

Accumulated amortization:

Customer relationships	5,239	6,361
Technology	3,998	4,581
Patent	51	174

	9,288	11,116

Other intangible assets, net	$8,662	$7,684

Schedule Of Other Intangible Assets Future Amortization Expense
c.	Estimated amortization expense for future periods:

For the year ended December 31,

2016	$1,768
2017	1,728
2018	1,461
2019	858
2020 and thereafter	1,869

$7,684